                        Ohio National Variable Account R
                    Ohio National Life Assurance Corporation
                        Vari-Vest Variable Universal Life

        Supplement dated May 29, 2003 to the prospectus dated May 1, 2003


The following Funds have been added to the "Portfolios" section of the prospectus:

Fund and Portfolio Name      Adviser or (Subadviser)      Investment Objective
-----------------------      -----------------------      --------------------
ROYCE CAPITAL FUND, INC.
Royce Micro-Cap Portfolio    Royce & Associates, LLC      Long-term growth of capital
Royce Small Cap Portfolio    Royce & Associates, LLC      Long-term growth of capital